Restructuring Liabilities Table (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 01, 2015		Feb. 23, 2014		Nov. 30, 2014		Nov. 24, 2013
Restructuring Reserve [Roll Forward]
Restructuring Reserve	$ 63,363		$ 0		$ 0
Initial Restructuring Charge	5,734		56,978		129,425
Restructuring Reserve, Accrual Adjustment	(1,731)		0		(4,347)
Payments for Restructuring	(20,012)		0		(58,504)
Restructuring Reserve, Translation Adjustment	(3,738)		0		(3,211)
Restructuring Reserve	43,616		56,978		63,363
Restructuring Reserve, Current	42,596		56,978		57,817		0
Restructuring Reserve, Noncurrent	1,020		0		5,546		0
Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	56,963		0		0
Initial Restructuring Charge	5,320	[1]	51,321	[1]	104,398	[1]	0	[1]
Restructuring Reserve, Accrual Adjustment	(1,249)		0		(5,697)		0
Payments for Restructuring	(13,681)		0		(38,527)
Restructuring Reserve, Translation Adjustment	(3,738)		0		(3,211)
Restructuring Reserve	43,615		51,321		56,963		0
Contract Termination [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	0		0		0
Initial Restructuring Charge	0		0		0
Restructuring Reserve, Accrual Adjustment	0		0		0		0
Payments for Restructuring	0		0		0
Restructuring Reserve, Translation Adjustment	0		0		0
Restructuring Reserve	0		0		0		0
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	6,400		0		0
Initial Restructuring Charge	414	[2]	5,657	[2]	25,027	[2]	0	[2]
Restructuring Reserve, Accrual Adjustment	(482)		0		1,350		0
Payments for Restructuring	(6,331)		0		(19,977)
Restructuring Reserve, Translation Adjustment	0		0		0
Restructuring Reserve	$ 1		$ 5,657		$ 6,400		$ 0

[1]	Severance and employee-related benefits relate to items such as severance, based on separation benefits provided by Company policy or statutory benefit plans, out-placement services and career counseling for employees affected by the global productivity initiative.
[2]	Other restructuring costs are expensed as incurred and primarily relate to consulting fees and legal expenses associated with the execution of the restructuring initiative.